Long-Term Debt (Schedule of Future Payments Related to Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018, Principal	$ 4,359
2018, Interest	40,920
2018, Principal and Interest Total	45,279
2019, Principal	4,404
2019, Interest	40,557
2019, Principal and Interest Total	44,961
2020, Principal	3,895
2020, Interest	40,217
2020, Principal and Interest Total	44,112
2021, Principal	3,831
2021, Interest	39,862
2021, Principal and Interest Total	43,693
2022, Principal	4,040
2022, Interest	39,468
2022, Principal and Interest Total	43,508
Thereafter, Principal	619,979
Thereafter, Interest	94,148
Thereafter, Principal and Interest Total	714,127
Total payments, Principal	640,508
Total payments, Interest	295,172
Total payments, Principal and future interest expense	935,680
Interest	(295,172)
Deferred financing costs	(4,641)	$ (5,611)
Long-term debt	633,501	$ 579,679
2023 Notes [Member]
Debt Instrument [Line Items]
Discount on Notes	(3,804)
Premium on Notes	$ 1,438